Intangible assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Beginning balance	$ 14,714,809
Ending balance	16,413,285	$ 14,714,809
Licenses and software
Intangible assets
Beginning balance	698,038	628,454
Ending balance	940,883	698,038
Other intangibles
Intangible assets
Beginning balance	713,928	836,081
Ending balance	1,031,400	713,928
Concessions and rights
Intangible assets
Beginning balance	11,878,160	15,174,024
Ending balance	12,927,008	11,878,160
Easements
Intangible assets
Beginning balance	1,424,683	1,508,046
Ending balance	1,513,994	1,424,683
Intangible assets
Intangible assets
Beginning balance	14,714,809	18,146,605
Ending balance	16,413,285	14,714,809
Cost | Licenses and software
Intangible assets
Beginning balance	1,659,452	1,512,614
Additions	529,722	235,031
Disposals	(152,677)	(23,443)
Foreign currency translation	38,644	(95,373)
Transfers	50,370	30,623
Ending balance	2,125,511	1,659,452
Cost | Other intangibles
Intangible assets
Beginning balance	969,856	1,282,752
Additions	0	8,270
Disposals	0	(62)
Foreign currency translation	(96,488)	(312,512)
Transfers	336,282	(8,592)
Ending balance	1,209,650	969,856
Cost | Concessions and rights
Intangible assets
Beginning balance	13,659,149	17,568,081
Additions	322,263	515,975
Disposals	(14,781)	0
Foreign currency translation	2,054,908	(4,295,705)
Transfers	3,796	(129,202)
Ending balance	16,025,335	13,659,149
Cost | Easements
Intangible assets
Beginning balance	1,556,960	1,637,444
Additions	13,723	17,320
Disposals	(2,941)	(755)
Foreign currency translation	68,581	(113,875)
Transfers	25,858	16,826
Ending balance	1,662,181	1,556,960
Cost | Intangible assets
Intangible assets
Beginning balance	17,845,417	22,000,891
Additions	865,708	776,596
Disposals	(170,399)	(24,260)
Foreign currency translation	2,065,645	(4,817,465)
Transfers	416,306	(90,345)
Ending balance	21,022,677	17,845,417
Accumulated amortization | Licenses and software
Intangible assets
Beginning balance	(961,414)	(884,160)
Amortization expenses	(263,172)	(165,635)
Impairment (loss) recovery	(2,583)	(4,418)
Disposals	69,888	22,687
Foreign currency translation	(25,229)	69,810
Transfers	(2,118)	302
Ending balance	(1,184,628)	(961,414)
Accumulated amortization | Other intangibles
Intangible assets
Beginning balance	(255,928)	(446,671)
Amortization expenses	(14,870)	(25,625)
Impairment (loss) recovery	(297)	(89)
Disposals	52	62
Foreign currency translation	90,779	216,395
Transfers	2,118	0
Ending balance	(178,250)	(255,928)
Accumulated amortization | Concessions and rights
Intangible assets
Beginning balance	(1,780,989)	(2,394,057)
Amortization expenses	(568,260)	(693,587)
Impairment (loss) recovery	(42,862)	(13,215)
Disposals	6,782	0
Foreign currency translation	(712,998)	1,319,870
Transfers	0	0
Ending balance	(3,098,327)	(1,780,989)
Accumulated amortization | Easements
Intangible assets
Beginning balance	(132,277)	(129,398)
Amortization expenses	(6,645)	(7,346)
Impairment (loss) recovery	218	(197)
Disposals	600	0
Foreign currency translation	(3,320)	5,153
Transfers	(6,763)	(489)
Ending balance	(148,187)	(132,277)
Accumulated amortization | Intangible assets
Intangible assets
Beginning balance	(3,130,608)	(3,854,286)
Amortization expenses	(852,947)	(892,193)
Impairment (loss) recovery	(45,524)	(17,919)
Disposals	77,218	22,749
Foreign currency translation	(650,768)	1,611,228
Transfers	(6,763)	(187)
Ending balance	$ (4,609,392)	$ (3,130,608)